Prepayment, Deposits and Other Receivables	12 Months Ended
Jun. 30, 2026
Prepayment, Deposits and Other Receivables [Abstract]
Prepayment, deposits and other receivables

Note 5 — Prepayment, deposits and other receivables

Prepayment, deposits and other receivables included the following:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Prepayment	$874,014	$5,418,676	$690,981
Deposits	77,600	77,600	9,896
Other receivables	17,088	40,732	5,194
Total prepayment, deposits and other receivables	$968,702	$5,537,008	$706,071

Prepayment as of June 30, 2026 included HKD3,545,811 (US$452,157) of consulting services paid in advance through the issuance of Class A Ordinary Shares (Note 12). The remaining prepayment mainly represented advance payments to suppliers and professional advisors. Deposits mainly represented rental and utility deposits, and other receivables represented bank interest receivable.